Property, Equipment and Intangible Assets - Additional Information (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property and equipment included fully depreciated	₸ 21,380	₸ 13,322
Description of movements between levels	During the years ended 31 December 2022 and 2023, there were no movements between Level 3 and other levels.
Transfer into level 3	₸ 0	₸ 0